Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	₩ 1,572,058	₩ 2,021,640
Deposits in banks	600	600
Trade accounts and notes receivable, net	2,359,184	3,624,477
Other accounts receivable, net	180,413	250,029
Other current financial assets	89,525	328,621
Inventories, net	2,545,666	2,671,242
Prepaid income taxes	38,558	12,774
Assets held for sale		983,317
Other current assets	196,073	230,337
Total current assets	6,982,077	10,123,037
Deposits in banks	11	11
Investments in equity accounted investees	36,506	33,177
Other non-current financial assets	202,051	232,652
Property, plant and equipment, net	14,470,776	17,202,873
Intangible assets, net	1,478,035	1,558,407
Investment property	18,031	27,911
Deferred tax assets, net	3,510,156	3,504,177
Defined benefit liabilities (assets), net	198,535	160,752
Other non-current assets	20,522	16,569
Total non-current assets	19,934,623	22,736,529
Total assets	26,916,700	32,859,566
Liabilities
Trade accounts and notes payable	3,307,687	4,156,149
Current financial liabilities	3,798,394	6,527,450
Other accounts payable	1,461,014	1,720,670
Accrued expenses	782,552	634,473
Income tax payable, net	39,219	65,366
Provisions	86,290	105,251
Advances received	35,981	904,628
Liabilities held for sale		1,656,841
Other current liabilities	85,334	88,256
Total current liabilities	9,596,471	15,859,084
Non-current financial liabilities	8,934,975	8,091,407
Non-current provisions	55,345	60,908
Defined benefit liabilities, net	1,109	1,093
Long-term advances received		220,500
Other non-current liabilities	489,562	553,767
Total non-current liabilities	9,480,991	8,927,675
Total liabilities	19,077,462	24,786,759
Equity
Share capital	2,500,000	2,500,000
Share premium	2,740,811	2,773,587
Retained earnings (Accumulated Deficit)	281,912	(18,512)
Reserves	1,081,401	995,823
Accumulated other comprehensive income held for sale		291,363
Equity attributable to owners of the Parent	6,604,124	6,542,261
Non-controlling interests	1,235,114	1,530,546
Total equity	7,839,238	8,072,807
Total liabilities and equity	₩ 26,916,700	₩ 32,859,566